Capital Stock - Schedule of Employee SBC Expense by Income Statement Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
SBC expense included in above employee-related costs	$ 55.6	$ 51.0	$ 33.4
Fair value gain/(loss)		(5.2)
Combined effect of employee SBC expense and TRS FVAs	10.0	51.0	33.4
TRS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value gain/(loss)	(45.6)	0.0	0.0
Employee SBC expense in cost of sales
Disclosure of terms and conditions of share-based payment arrangement [line items]
SBC expense included in above employee-related costs	22.6	20.3	13.0
Employee SBC expense in cost of sales | TRS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value gain/(loss)	(18.6)	0.0	0.0
Employee SBC expense in SG&A
Disclosure of terms and conditions of share-based payment arrangement [line items]
SBC expense included in above employee-related costs	33.0	30.7	20.4
Employee SBC expense in SG&A | TRS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value gain/(loss)	$ (27.0)	$ 0.0	$ 0.0